Finance Lease Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Disclosure of maturity analysis of finance lease payments receivable
Amounts receivable under the Corporation’s finance leases associated with the Poplar Creek cogeneration facility and in 2020, the Southern Cross Energy facilities are as follows:

As at Dec. 31	2020		2019
	Minimum lease receipts	Present value of minimum lease receipts	Minimum lease receipts	Present value of minimum lease receipts
Within one year	63	56	20	20
Second to fifth years inclusive	169	126	80	74
More than five years	100	82	120	97
	332	264	220	191
Less: unearned finance lease income	68	—	29	—
Total finance lease receivables	264	264	191	191

Included in the Consolidated Statements of Financial Position as:
Current portion of finance lease receivables (Note 14)	36		15
Long-term portion of finance lease receivables	228		176
	264		191